Award Timing Disclosure	12 Months Ended
Mar. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

During fiscal 2025, the Company did not award stock options to Named Executive Officers within four business days before or one business day after the release of a Form 10-Q, 10-K, or 8-K that discloses material nonpublic information.